Shareholder Fees	Jan. 27, 2026 USD ($)
MARSICO FOCUS FUND | MARSICO FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Redemption Fee	$ 0
MARSICO FOCUS FUND | MARSICO FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Redemption Fee	0
MARSICO GROWTH FUND | MARSICO GROWTH FUND | INVESTOR CLASS
Prospectus [Line Items]
Redemption Fee	0
MARSICO GROWTH FUND | MARSICO GROWTH FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Redemption Fee	0
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Redemption Fee	0
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Redemption Fee	0
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS
Prospectus [Line Items]
Redemption Fee	0
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Redemption Fee	0
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | INVESTOR CLASS
Prospectus [Line Items]
Redemption Fee	0
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Redemption Fee	$ 0